JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.8%
General Dynamics Corp.	8,137	1,896,409
L3Harris Technologies, Inc.	1,545	331,897
Lockheed Martin Corp.	4,239	1,963,759
		4,192,065
Automobiles & Parts — 0.6%
Ford Motor Co.	116,850	1,578,644
Gentex Corp.	57,487	1,696,441
		3,275,085
Banks — 2.0%
Bank of America Corp.	39,420	1,398,622
Bank of Hawaii Corp.	3,702	283,166
Citizens Financial Group, Inc.	8,870	384,248
Discover Financial Services	8,913	1,040,415
Fifth Third Bancorp	42,170	1,530,349
Huntington Bancshares, Inc.	107,413	1,629,455
KeyCorp	19,184	368,141
Popular, Inc. (Puerto Rico)	12,927	887,309
Regions Financial Corp.	23,447	551,942
Truist Financial Corp.	28,853	1,425,050
US Bancorp	12,855	640,179
		10,138,876
Beverages — 2.1%
Brown-Forman Corp., Class B	22,626	1,506,439
Coca-Cola Co. (The)	32,630	2,000,872
Constellation Brands, Inc., Class A	8,092	1,873,460
Keurig Dr Pepper, Inc.	53,021	1,870,581
Molson Coors Beverage Co., Class B	37,213	1,956,659
PepsiCo, Inc.	11,122	1,902,084
		11,110,095
Chemicals — 4.8%
Ashland, Inc.	18,071	1,974,618
Celanese Corp.	12,555	1,546,776
CF Industries Holdings, Inc.	19,045	1,613,112
Chemours Co. (The)	48,506	1,765,134
Dow, Inc.	40,226	2,387,413
Eastman Chemical Co.	17,066	1,504,709
Element Solutions, Inc.	71,554	1,465,426
FMC Corp.	8,424	1,121,487
Huntsman Corp.	73,806	2,338,912
LyondellBasell Industries NV, Class A	24,119	2,332,066
Mosaic Co. (The)	39,967	1,979,965
NewMarket Corp.	1,070	368,626
Olin Corp.	35,983	2,324,142
Westlake Corp.	19,047	2,338,019
		25,060,405

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — 1.7%
A O Smith Corp.	26,114	1,767,918
Carrier Global Corp.	8,273	376,670
Eagle Materials, Inc.	4,198	613,244
Fortune Brands Innovations, Inc.	8,461	545,819
Louisiana-Pacific Corp.	30,367	2,067,689
Masco Corp.	25,228	1,342,129
Masterbrand, Inc. *	10,355	95,266
Quanta Services, Inc.	13,688	2,083,177
		8,891,912
Consumer Services — 0.6%
Grand Canyon Education, Inc. *	2,970	346,183
H&R Block, Inc.	46,908	1,828,474
Service Corp. International	12,803	949,343
		3,124,000
Electricity — 7.1%
Alliant Energy Corp.	26,348	1,423,582
American Electric Power Co., Inc.	21,182	1,990,261
Avangrid, Inc.	24,182	1,019,755
CMS Energy Corp.	26,116	1,650,270
Consolidated Edison, Inc.	20,914	1,993,313
Constellation Energy Corp.	16,591	1,416,208
DTE Energy Co.	15,382	1,790,003
Edison International	16,025	1,104,123
Entergy Corp.	17,635	1,909,518
Evergy, Inc.	34,628	2,169,444
Exelon Corp.	49,561	2,090,979
FirstEnergy Corp.	50,181	2,054,912
Hawaiian Electric Industries, Inc.	25,725	1,087,396
IDACORP, Inc.	14,915	1,578,156
NRG Energy, Inc.	48,811	1,670,312
OGE Energy Corp.	50,676	1,992,580
Pinnacle West Capital Corp.	26,180	1,951,719
PPL Corp.	69,455	2,055,868
Southern Co. (The)	30,313	2,051,584
Vistra Corp.	79,883	1,842,102
Xcel Energy, Inc.	29,199	2,008,015
		36,850,100
Electronic & Electrical Equipment — 0.8%
AMETEK, Inc.	8,110	1,175,301
Emerson Electric Co.	7,662	691,266
Hubbell, Inc.	4,709	1,077,937
IDEX Corp.	3,918	939,066
		3,883,570
Finance & Credit Services — 0.4%
Ally Financial, Inc.	42,415	1,378,063

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
FactSet Research Systems, Inc.	585	247,420
OneMain Holdings, Inc.	12,313	531,183
		2,156,666
Food Producers — 6.8%
Archer-Daniels-Midland Co.	21,055	1,744,407
Bunge Ltd.	19,564	1,938,792
Campbell Soup Co.	38,212	1,984,349
Conagra Brands, Inc.	54,008	2,008,558
Corteva, Inc.	30,565	1,969,914
Darling Ingredients, Inc. *	23,872	1,582,475
Flowers Foods, Inc.	68,231	1,889,316
General Mills, Inc.	24,067	1,885,890
Hershey Co. (The)	8,836	1,984,566
Hormel Foods Corp.	43,624	1,976,604
Ingredion, Inc.	18,012	1,851,634
J M Smucker Co. (The)	13,319	2,035,143
Kellogg Co.	28,107	1,927,578
Kraft Heinz Co. (The)	52,140	2,113,234
Lamb Weston Holdings, Inc.	17,253	1,723,402
Mondelez International, Inc., Class A	30,396	1,989,114
Pilgrim's Pride Corp. *	21,743	527,920
Post Holdings, Inc. *	22,212	2,109,029
Tyson Foods, Inc., Class A	26,341	1,731,921
		34,973,846
Gas, Water & Multi-utilities — 3.2%
Ameren Corp.	21,611	1,877,348
Atmos Energy Corp.	11,452	1,346,068
CenterPoint Energy, Inc.	65,906	1,985,089
Duke Energy Corp.	18,722	1,918,069
National Fuel Gas Co.	27,645	1,605,069
NiSource, Inc.	73,383	2,036,378
Sempra Energy	12,338	1,978,151
UGI Corp.	53,049	2,112,942
WEC Energy Group, Inc.	20,681	1,943,807
		16,802,921
General Industrials — 2.0%
Carlisle Cos., Inc.	2,280	571,961
Eaton Corp. plc	12,564	2,038,006
Honeywell International, Inc.	5,087	1,060,538
Illinois Tool Works, Inc.	7,739	1,826,713
ITT, Inc.	9,874	904,360
Packaging Corp. of America	8,015	1,143,740
Parker-Hannifin Corp.	3,521	1,147,846
RPM International, Inc.	19,793	1,779,589
Sonoco Products Co.	999	61,049
		10,533,802

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — 2.6%
Chemed Corp.	1,605	810,750
Cigna Corp.	6,250	1,979,187
DaVita, Inc. *	14,240	1,173,234
Elevance Health, Inc.	3,860	1,929,961
HCA Healthcare, Inc.	7,994	2,039,030
Humana, Inc.	713	364,842
IQVIA Holdings, Inc. *	3,863	886,211
Molina Healthcare, Inc. *	2,528	788,306
UnitedHealth Group, Inc.	3,796	1,894,925
Universal Health Services, Inc., Class B	10,701	1,585,995
		13,452,441
Household Goods & Home Construction — 1.0%
Leggett & Platt, Inc.	16,592	606,603
Lennar Corp., Class A	19,468	1,993,523
NVR, Inc. *	165	869,550
PulteGroup, Inc.	1,368	77,826
Toll Brothers, Inc.	4,992	296,974
Whirlpool Corp.	8,535	1,327,961
		5,172,437
Industrial Engineering — 0.7%
Caterpillar, Inc.	4,813	1,214,271
Cummins, Inc.	7,620	1,901,495
Otis Worldwide Corp.	4,282	352,109
		3,467,875
Industrial Materials — 0.3%
International Paper Co.	36,488	1,525,928
Industrial Metals & Mining — 3.4%
Alcoa Corp.	30,430	1,589,663
Cleveland-Cliffs, Inc. *	86,978	1,856,980
Freeport-McMoRan, Inc.	50,200	2,239,924
Nucor Corp.	13,687	2,313,377
Reliance Steel & Aluminum Co.	9,707	2,207,857
Southern Copper Corp. (Mexico)	24,708	1,858,289
Steel Dynamics, Inc.	19,737	2,381,072
Timken Co. (The)	10,928	899,921
United States Steel Corp.	78,001	2,222,248
		17,569,331
Industrial Support Services — 2.2%
Accenture plc, Class A	6,194	1,728,436
Booz Allen Hamilton Holding Corp.	12,664	1,198,521
Capital One Financial Corp.	15,161	1,804,159
MSC Industrial Direct Co., Inc., Class A	8,105	670,284
Robert Half International, Inc.	18,030	1,513,799
Synchrony Financial	50,075	1,839,255

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Western Union Co. (The)	62,067	879,489
WW Grainger, Inc.	3,403	2,006,000
		11,639,943
Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	12,032	542,403
CSX Corp.	22,411	692,948
Norfolk Southern Corp.	4,231	1,040,022
PACCAR, Inc.	2,161	236,219
Ryder System, Inc.	5,987	565,233
Schneider National, Inc., Class B	8,151	216,002
Union Pacific Corp.	6,855	1,399,722
United Parcel Service, Inc., Class B	10,288	1,905,646
		6,598,195
Investment Banking & Brokerage Services — 1.7%
Ameriprise Financial, Inc.	3,080	1,078,370
Jefferies Financial Group, Inc.	23,836	936,278
Morgan Stanley	22,068	2,147,878
Nasdaq, Inc.	10,813	650,834
Raymond James Financial, Inc.	6,779	764,468
State Street Corp.	23,691	2,163,699
Virtu Financial, Inc., Class A	51,770	999,679
		8,741,206
Leisure Goods — 0.7%
Activision Blizzard, Inc.	16,185	1,239,286
Electronic Arts, Inc.	6,533	840,666
Garmin Ltd.	12,324	1,218,597
Harley-Davidson, Inc.	5,333	245,478
		3,544,027
Life Insurance — 1.3%
Aflac, Inc.	21,713	1,595,906
Globe Life, Inc.	5,024	607,150
MetLife, Inc.	7,985	583,065
Principal Financial Group, Inc.	19,077	1,765,576
Prudential Financial, Inc.	4,266	447,674
Unum Group	39,344	1,653,628
		6,652,999
Media — 0.8%
Interpublic Group of Cos., Inc. (The)	50,942	1,857,345
Nexstar Media Group, Inc., Class A	10,817	2,214,997
		4,072,342
Medical Equipment & Services — 4.0%
Abbott Laboratories	17,025	1,882,114
Becton Dickinson and Co.	5,176	1,305,491
Bio-Techne Corp.	4,543	361,895
Danaher Corp.	7,154	1,891,375

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Hologic, Inc. *	21,190	1,724,230
Laboratory Corp. of America Holdings	7,238	1,824,845
Medtronic plc	16,735	1,400,552
PerkinElmer, Inc.	11,350	1,560,965
Quest Diagnostics, Inc.	12,890	1,913,907
QuidelOrtho Corp. *	8,490	726,829
STERIS plc	7,091	1,464,362
Stryker Corp.	4,802	1,218,796
Thermo Fisher Scientific, Inc.	3,498	1,995,014
West Pharmaceutical Services, Inc.	4,920	1,306,752
		20,577,127
Mortgage Real Estate Investment Trusts — 0.4%
Rithm Capital Corp.	83,950	789,970
Starwood Property Trust, Inc.	59,989	1,253,170
		2,043,140
Non-life Insurance — 2.7%
Allstate Corp. (The)	5,860	752,834
American Financial Group, Inc.	5,786	825,026
Aon plc, Class A	6,406	2,041,464
Chubb Ltd.	5,558	1,264,389
Fidelity National Financial, Inc.	31,434	1,384,039
Hanover Insurance Group, Inc. (The)	3,038	408,854
Hartford Financial Services Group, Inc. (The)	25,759	1,999,156
Marsh & McLennan Cos., Inc.	9,664	1,690,330
Old Republic International Corp.	13,266	350,090
Progressive Corp. (The)	15,545	2,119,561
WR Berkley Corp.	18,282	1,282,300
		14,118,043
Non-Renewable Energy — 4.8%
Antero Midstream Corp.	163,502	1,782,172
Baker Hughes Co.	59,098	1,875,771
Chevron Corp.	8,872	1,543,905
Coterra Energy, Inc.	60,905	1,524,452
Devon Energy Corp.	28,092	1,776,538
DT Midstream, Inc.	6,867	375,350
EOG Resources, Inc.	14,476	1,914,451
Exxon Mobil Corp.	15,365	1,782,494
Halliburton Co.	52,403	2,160,052
HF Sinclair Corp.	11,818	672,444
Marathon Oil Corp.	66,969	1,839,638
Marathon Petroleum Corp.	6,559	842,963
Pioneer Natural Resources Co.	7,660	1,764,481
Targa Resources Corp.	27,574	2,068,601
Texas Pacific Land Corp.	616	1,229,444

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Vitesse Energy, Inc. *	2,805	44,768
Williams Cos., Inc. (The)	56,846	1,832,715
		25,030,239
Personal Care, Drug & Grocery Stores — 4.3%
Albertsons Cos., Inc., Class A	73,657	1,561,529
AmerisourceBergen Corp.	12,020	2,030,899
Casey's General Stores, Inc.	8,497	2,004,527
Church & Dwight Co., Inc.	9,419	761,621
Clorox Co. (The)	2,357	341,034
Colgate-Palmolive Co.	26,463	1,972,288
CVS Health Corp.	20,383	1,798,188
Kimberly-Clark Corp.	15,117	1,965,361
Kroger Co. (The)	41,641	1,858,438
McKesson Corp.	5,450	2,063,806
Olaplex Holdings, Inc. *	16,370	103,295
Procter & Gamble Co. (The)	13,866	1,974,241
Spectrum Brands Holdings, Inc.	7,589	515,141
Sysco Corp.	17,644	1,366,704
Walgreens Boots Alliance, Inc.	49,406	1,821,105
		22,138,177
Personal Goods — 0.5%
Carter's, Inc.	3,040	253,445
Estee Lauder Cos., Inc. (The), Class A	6,764	1,874,169
NIKE, Inc., Class B	4,680	595,904
		2,723,518
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.1%
AbbVie, Inc.	12,812	1,892,973
Amgen, Inc.	7,186	1,813,746
Bristol-Myers Squibb Co.	25,649	1,863,400
Cardinal Health, Inc.	25,575	1,975,669
Eli Lilly & Co.	5,569	1,916,571
Gilead Sciences, Inc.	23,409	1,964,952
Johnson & Johnson	11,813	1,930,481
Merck & Co., Inc.	18,747	2,013,615
Moderna, Inc. *	7,809	1,374,853
Pfizer, Inc.	41,190	1,818,950
Regeneron Pharmaceuticals, Inc. *	2,574	1,952,302
United Therapeutics Corp. *	7,328	1,928,510
Vertex Pharmaceuticals, Inc. *	6,494	2,098,211
Zoetis, Inc.	9,735	1,611,045
		26,155,278
Precious Metals & Mining — 0.3%
Newmont Corp.	26,658	1,411,008
SSR Mining, Inc. (Canada)	6,514	110,347
		1,521,355

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment & Services — 0.7%
CBRE Group, Inc., Class A *	20,556	1,757,744
Jones Lang LaSalle, Inc. *	9,613	1,777,155
		3,534,899
Real Estate Investment Trusts — 8.0%
American Tower Corp.	4,841	1,081,431
Brixmor Property Group, Inc.	57,051	1,342,410
Camden Property Trust	9,821	1,210,045
Crown Castle, Inc.	9,416	1,394,604
CubeSmart	17,473	800,089
Extra Space Storage, Inc.	9,914	1,564,727
First Industrial Realty Trust, Inc.	10,186	543,423
Gaming and Leisure Properties, Inc.	38,984	2,087,983
Host Hotels & Resorts, Inc.	108,253	2,040,569
Iron Mountain, Inc.	38,027	2,075,514
Kimco Realty Corp.	72,774	1,634,504
Lamar Advertising Co., Class A	20,475	2,181,406
Life Storage, Inc.	11,356	1,226,902
Mid-America Apartment Communities, Inc.	8,660	1,443,795
National Retail Properties, Inc.	15,145	717,116
Omega Healthcare Investors, Inc.	66,707	1,963,854
Prologis, Inc.	17,453	2,256,324
Public Storage	6,797	2,068,599
Rayonier, Inc.	9,486	345,196
Regency Centers Corp.	10,169	677,560
Simon Property Group, Inc.	14,629	1,879,241
Spirit Realty Capital, Inc.	25,577	1,122,319
STORE Capital Corp.	21,082	679,051
Ventas, Inc.	25,674	1,330,170
VICI Properties, Inc.	60,646	2,072,880
Welltower, Inc.	20,939	1,571,263
Weyerhaeuser Co.	62,682	2,158,141
WP Carey, Inc.	26,020	2,225,491
		41,694,607
Retailers — 3.6%
AutoZone, Inc. *	741	1,807,188
Best Buy Co., Inc.	15,559	1,380,395
Dick's Sporting Goods, Inc.	16,507	2,158,455
Kohl's Corp.	28,358	917,949
Lowe's Cos., Inc.	8,800	1,832,600
Macy's, Inc.	87,261	2,061,977
O'Reilly Automotive, Inc. *	2,369	1,877,077
Penske Automotive Group, Inc.	12,435	1,589,442
Target Corp.	7,988	1,375,054
Tractor Supply Co.	8,759	1,996,964
Williams-Sonoma, Inc.	11,262	1,519,694
		18,516,795

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — 4.5%
Alphabet, Inc., Class A *	16,522	1,633,034
Amdocs Ltd.	15,921	1,463,618
CACI International, Inc., Class A *	1,716	528,682
Cadence Design Systems, Inc. *	11,526	2,107,299
Cognizant Technology Solutions Corp., Class A	28,197	1,882,150
Dolby Laboratories, Inc., Class A	4,731	376,398
Gartner, Inc. *	3,740	1,264,644
Gen Digital, Inc.	54,220	1,247,602
Hewlett Packard Enterprise Co.	110,467	1,781,833
International Business Machines Corp.	12,733	1,715,517
Intuit, Inc.	3,512	1,484,417
Leidos Holdings, Inc.	2,275	224,861
Meta Platforms, Inc., Class A *	7,894	1,175,969
Microsoft Corp.	7,898	1,957,203
Oracle Corp.	23,044	2,038,472
Roper Technologies, Inc.	2,666	1,137,716
Science Applications International Corp.	3,735	387,618
SS&C Technologies Holdings, Inc.	14,565	878,998
		23,286,031
Technology Hardware & Equipment — 4.5%
Amphenol Corp., Class A	20,387	1,626,271
Analog Devices, Inc.	11,952	2,049,409
Apple, Inc.	13,310	1,920,500
Applied Materials, Inc.	16,171	1,802,905
Broadcom, Inc.	3,695	2,161,612
Cirrus Logic, Inc. *	546	49,353
Concentrix Corp.	2,688	381,185
HP, Inc.	43,291	1,261,500
Intel Corp.	3,717	105,042
KLA Corp.	5,223	2,049,923
Lam Research Corp.	3,554	1,777,355
NetApp, Inc.	19,698	1,304,599
NVIDIA Corp.	8,258	1,613,365
Skyworks Solutions, Inc.	10,721	1,175,772
TD SYNNEX Corp.	7,573	773,582
Teradyne, Inc.	15,285	1,554,485
Texas Instruments, Inc.	10,950	1,940,450
		23,547,308
Telecommunications Equipment — 2.1%
Arista Networks, Inc. *	14,731	1,856,401
Ciena Corp. *	19,296	1,003,778
Cisco Systems, Inc.	41,445	2,017,128
Juniper Networks, Inc.	61,699	1,992,878
Lumentum Holdings, Inc. *	7,685	462,483
Motorola Solutions, Inc.	7,541	1,938,112
Ubiquiti, Inc. (a)	5,054	1,476,577
		10,747,357

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — 3.4%
Altice USA, Inc., Class A *	228,941	1,121,811
AT&T, Inc.	106,700	2,173,479
Cable One, Inc.	1,686	1,331,738
Charter Communications, Inc., Class A *	3,936	1,512,644
Comcast Corp., Class A	55,959	2,201,987
DISH Network Corp., Class A *	127,745	1,838,250
Frontier Communications Parent, Inc. *	39,544	1,170,898
Lumen Technologies, Inc.	374,829	1,967,852
T-Mobile US, Inc. *	13,687	2,043,606
Verizon Communications, Inc.	52,600	2,186,582
		17,548,847
Tobacco — 0.8%
Altria Group, Inc.	44,636	2,010,406
Philip Morris International, Inc.	20,826	2,170,902
		4,181,308
Travel & Leisure — 0.1%
Travel + Leisure Co.	8,704	368,789
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	17,086	2,226,306
Republic Services, Inc.	14,052	1,753,971
Waste Management, Inc.	12,225	1,891,574
		5,871,851
Total Common Stocks (Cost $452,676,092)		517,034,736
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)(Cost $438,175)	438,175	438,175
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 4.57% (b) (c)	200,027	200,107
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	117,891	117,891
Total Investment of Cash Collateral from Securities Loaned (Cost $317,818)		317,998
Total Short-Term Investments (Cost $755,993)		756,173
Total Investments — 100.0% (Cost $453,432,085)		517,790,909
Assets in Excess of Other Liabilities — 0.0% ^		196,834
NET ASSETS — 100.0%		517,987,743

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $320,500.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	03/17/2023	USD	204,525	10,623

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$517,790,909	$—	$—	$517,790,909
Appreciation in Other Financial Instruments
Futures Contracts (a)	$10,623	$—	$—	$10,623

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$200,027	$—	$—	$—	$80	$200,107	200,027	$2,156	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	191,848	12,347,851	12,421,808	—	—	117,891	117,891	3,597	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	1,020,750	10,760,008	11,342,583	—	—	438,175	438,175	12,873	—
Total	$1,412,625	$23,107,859	$23,764,391	$—	$80	$756,173		$18,626	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.